EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
Net Income	$ 42,525	$ 61,446
Less: dividends attributable to the common shares under share-based compensation plan	988	797
Net income available to common shareholders	$ 41,537	$ 60,649
Weighted average number of shares – basic (in shares)	41,997,760	44,185,495
Common shares under share-based compensation plan (in shares)	311,065	332,932
Weighted average number of shares – diluted (in shares)	42,308,825	44,518,427
Basic earnings per share (in USD per share)	$ 0.99	$ 1.37
Diluted earnings per share (in USD per share)	$ 0.98	$ 1.36